Note Borrowings (Other short-term borrowings and maximum aggregate balance of short term borrowings) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Other Borrowings	$ 1,208	$ 1,200
Total other short-term borrowings	96,208	1,200
Maximum aggregate balance outstanding at any month-end	240,598	31,200
Average monthly aggregate balance outstanding	$ 52,784	$ 6,266
Weighted average interest rate at December 31	1.55%	9.00%
Weighted average interest rate for the year	1.61%	2.15%
Advances paying interest ranging from 1.43% to 1.66%
Short-term Debt [Line Items]
Advances with the FHLB paying interest at maturity	$ 95,000	$ 0